FINANCE LEASES - Finance Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Lease Receivables
Finance lease receivable	$ 10,106,509	$ 6,170,344
Unearned financial income	(4,109,689)	(1,806,455)
Net investment in the lease	5,996,820	4,363,889
Finance Lease Receivables
Financial Lease Receivables
Allowance for losses	161,634	381,823
Up to 1 year [member]
Financial Lease Receivables
Finance lease receivable	3,520,064	2,992,814
More than a year up to two years
Financial Lease Receivables
Finance lease receivable	2,958,537	1,660,243
From two to three years
Financial Lease Receivables
Finance lease receivable	2,249,298	958,327
From three to five years
Financial Lease Receivables
Finance lease receivable	1,363,729	537,179
More than five years [member]
Financial Lease Receivables
Finance lease receivable	$ 14,881	$ 21,781